Security Deposit Received for Sales of Assets	6 Months Ended
Jun. 30, 2024
Security Deposit Received for Sales of Assets [Abstract]
SECURITY DEPOSIT RECEIVED FOR SALES OF ASSETS

NOTE 10 — SECURITY DEPOSIT RECEIVED FOR SALES OF ASSETS

On April 1, 2023, the Company entered into a final assets transfer agreement with Changle Youyi Plastic Technology Co., Ltd. (“Changle Youyi”), pursuant to which the Company will sell its old factory, including the land use right of one parcel of industrial land, factory buildings, machinery equipment and tools (collectively, the “Old Factory Assets”) for a total consideration of approximately RMB12.5 million (approximately $1.8 million). As the intention for such purchase, Changle Youyi paid security deposit of RMB10.0 million (approximately $1.4 million) in December 2022, and the amount was recorded as security deposit received for sales of assets on the balance sheet as of December 31, 2022.

The sale of Old Factory Assets was completed in May 2023. The Company received the remaining sales consideration of $2.1 million in 2023. Initial fixed assets costs of $2.8 million with accumulated depreciation of $1.1 million were eliminated from the Company’s book. This transaction resulted in a realized gain of $0.3 million.